Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 87.6% of Net Assets

Non-Convertible Bonds — 87.5%
	ABS Car Loan — 2.3%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,444,266
2,206,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025(a)	2,179,224
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,589,590
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	7,786,101
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,842,058
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,355,593
5,295,766	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	5,308,105
9,895,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	9,943,203
7,300,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	7,384,627
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,000,730
1,359,784	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	1,345,058
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,306,780
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,901,436
3,455,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031(a)	3,370,657
14,500,000	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.850%, 8/15/2035(a)	14,560,421
4,950,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, 1/20/2027	4,948,569
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	12,975,160
9,874,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025(a)	9,531,425
9,930,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028(a)	10,099,307
10,730,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029(a)	10,801,065
1,109,515	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	1,112,626
703,857	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	705,513
3,643,579	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	3,611,173
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,328,161
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	6,797,442
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,288,825
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,900,445
		165,417,560
	ABS Home Equity — 0.3%
2,391,347	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	2,311,801
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$9,943	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	$9,804
914,011	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	835,196
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,837,545
76,857	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	71,922
346,458	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	318,933
217,221	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	210,846
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.448%, 10/25/2053(a)(b)	1,288,972
2,493,558	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	2,450,744
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,702,688
3,845,656	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	3,713,401
		18,751,852
	ABS Other — 1.7%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	2,242,823
6,255,371	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	5,516,764
11,794,300	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051(a)	10,332,762
1,695,209	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	1,670,045
7,951,600	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,314,470
13,379,725	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,397,599
5,983,734	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	5,212,933
8,656,980	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	7,642,104
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30 day USD SOFR Average + 0.760%, 6.099%, 6/16/2036(a)(b)	13,243,541
3,025,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	3,055,259
17,738,800	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046(a)	15,216,291
2,889,211	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,614,580
15,890,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	15,934,571
16,161,630	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	16,616,596
		118,010,338
	ABS Student Loan — 0.5%
2,839,647	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	2,599,112
7,971,153	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	6,909,079
8,336,134	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	8,330,160
2,921,557	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,556,710

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$7,008,596	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 6.276%, 1/15/2053(a)(b)	$6,888,521
8,270,873	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	8,296,083
1,974,522	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,843,405
		37,423,070
	ABS Whole Business — 0.3%
7,144,000	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	6,940,682
4,701,263	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,355,621
11,898,075	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,203,848
		21,500,151
	Aerospace & Defense — 0.7%
15,199,000	Boeing Co., 5.705%, 5/01/2040	15,714,771
20,159,000	Boeing Co., 5.805%, 5/01/2050	20,875,676
9,680,000	TransDigm, Inc., 7.125%, 12/01/2031(a)	10,143,817
		46,734,264
	Agency Commercial Mortgage-Backed Securities — 0.5%
6,047,281	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,358,235
3,602,874	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,231,010
1,243,379	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,146,419
8,615,017	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	7,866,167
2,081,398	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,946,267
2,082,488	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,916,315
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,432,808
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	153,743
6,585,502	Federal National Mortgage Association, 4.240%, 7/01/2038	6,274,845
		34,325,809
	Airlines — 0.8%
4,895,093	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	4,859,783
5,620,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	5,478,620
1,351,518	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,324,839
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	14,507,864
2,988,928	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,901,203
22,605,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	22,951,535
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,208,002
3,543,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	3,313,539
		57,545,385
Principal Amount (‡)	Description	Value (†)

	Apartment REITs — 0.0%
$1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	$1,174,690
	Automotive — 2.0%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,068,952
9,430,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	9,849,167
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,444,972
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,872,023
17,142,000	General Motors Co., 5.000%, 4/01/2035	16,356,278
1,000,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	826,668
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,916,100
7,442,000	Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	6,670,918
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,589,415
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025(a)	10,046,063
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	6,965,030
11,455,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	11,903,310
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,203,131
12,381,000	Lear Corp., 5.250%, 5/15/2049	11,418,477
4,550,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	4,800,381
32,575,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	34,684,365
		139,615,250
	Banking — 7.1%
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025(a)	9,776,809
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	10,182,163
3,800,000	Banco Santander SA, 2.958%, 3/25/2031	3,264,637
15,850,000	Bangkok Bank PCL, 4.050%, 3/19/2024(a)	15,800,073
4,000,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	4,172,563
26,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	25,726,847
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,228,102
16,280,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	16,317,466
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,300,862
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	13,963,050
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	7,422,142
13,513,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	12,460,580
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025(a)	25,931,888
23,750,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	24,443,443
1,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	1,134,416
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,399,051
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,047,552
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	5,646,687
1,750,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	1,799,605
10,680,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	10,010,562

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$12,486,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	$13,743,789
6,320,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	6,038,361
1,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,314,746
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	13,333,310
9,610,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	10,256,080
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/1/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,906,803
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	21,863,556
14,076,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	12,369,618
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025(a)	13,838,008
10,590,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,787,035
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	12,716,810
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,506,821
10,135,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	10,192,934
5,600,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	5,479,380
11,465,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	10,495,950
24,503,000	Societe Generale SA, 2.625%, 1/22/2025(a)	23,741,379
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	15,620,809
22,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026(a)	21,604,823
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	620,614
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,355,952
10,888,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,912,314
12,240,000	Toronto-Dominion Bank, MTN, 5.523%, 7/17/2028	12,601,576
6,655,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	6,788,726
5,040,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,195,347
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	697,665
7,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	7,982,947
15,845,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	14,488,587
		503,482,438
	Building Materials — 0.4%
15,155,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	13,507,803
8,962,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	8,015,308
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$9,128,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	$8,444,404
17,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029(a)	16,448
		29,983,963
	Cable Satellite — 0.7%
17,010,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	13,822,785
21,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	17,573,983
5,285,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,147,329
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	677,361
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,032,169
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,056,495
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,693,048
		47,003,170
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,379,173
21,698,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	16,777,035
1,873,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	1,884,470
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,345,088
6,640,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	7,019,050
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,714,369
8,271,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,503,344
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,448,781
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,592,757
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,168,406
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,661,918
		77,494,391
	Collateralized Mortgage Obligations — 1.1%
32,979,682	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 6.787%, 10/25/2053(b)	33,272,596
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	32,416,434
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,120,991
133,489	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 10/20/2060(b)	132,707
88,589	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.957%, 8/20/2062(b)	88,123
499	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	437
8,667	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,640
7,236	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,382
86,279	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	74,742

Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$3,624,025	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$3,508,989
6,629	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.717%, 5/20/2063(b)(c)	6,031
		77,635,072
	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	1,808,152
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,851,566
1,425,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,356,842
2,738,000	Natura Cosmeticos SA, 4.125%, 5/03/2028(a)	2,476,002
		5,684,410
	Electric — 1.2%
3,587,000	AES Corp., 3.300%, 7/15/2025(a)	3,454,706
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,485,583
10,104,000	Calpine Corp., 5.000%, 2/01/2031(a)	9,262,496
6,110,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 6.046%, 5/13/2024(b)	6,110,061
13,354,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	11,762,346
19,884,788	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	19,290,495
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,247,490
852,000	Edison International, 4.950%, 4/15/2025	845,998
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,735,136
1,348,000	Enel Generacion Chile SA, 4.250%, 4/15/2024	1,338,064
4,316,000	Entergy Corp., 2.800%, 6/15/2030	3,797,861
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	692,942
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.562%, 4/30/2043(b)	10,851,353
341,000	NRG Energy, Inc., 3.875%, 2/15/2032(a)	291,913
3,509,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028(a)	3,319,021
7,133,000	Transelec SA, 4.250%, 1/14/2025(a)	6,995,631
		84,481,096
	Finance Companies — 1.9%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,811,172
18,150,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	17,510,157
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	18,096,496
22,772,000	Ares Capital Corp., 2.150%, 7/15/2026	20,758,349
15,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	13,702,628
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	3,840,329
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	12,455,050
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,019,035
18,679,000	FS KKR Capital Corp., 3.400%, 1/15/2026	17,675,437
6,000,000	Navient Corp., 5.000%, 3/15/2027	5,792,729
5,769,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	5,073,813
1,655,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,405,970
		132,141,165
	Financial Other — 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	3,977,391
Principal Amount (‡)	Description	Value (†)

	Food & Beverage — 0.8%
$14,008,000	BRF SA, 5.750%, 9/21/2050(a)	$10,352,192
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024(a)	2,021,305
24,100,000	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 7.250%, 11/15/2053(a)	26,188,085
11,530,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,505,559
6,134,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	5,496,961
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,312,655
		54,876,757
	Government Owned - No Guarantee — 1.3%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	6,380,790
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,081,771
17,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024(a)	16,923,436
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,362,489
8,230,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,088,938
11,526,000	NBN Co. Ltd., 1.450%, 5/05/2026(a)	10,634,038
7,985,000	OCP SA, 3.750%, 6/23/2031(a)	6,859,115
11,538,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,912,760
11,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	10,864,645
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,495,706
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,569,241
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	9,857,452
		95,030,381
	Health Insurance — 0.1%
7,364,000	Centene Corp., 3.375%, 2/15/2030	6,607,203
	Healthcare — 0.1%
12,395,000	HCA, Inc., 4.625%, 3/15/2052	10,540,827
	Home Construction — 0.2%
4,801,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	4,573,310
8,905,000	NVR, Inc., 3.000%, 5/15/2030	7,933,750
		12,507,060
	Independent Energy — 0.4%
8,952,000	Devon Energy Corp., 4.500%, 1/15/2030	8,594,999
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,674,648
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,492,411
601,000	EQT Corp., 5.000%, 1/15/2029	595,364
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025(a)	8,785,341
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,633,330
		28,776,093
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,270,112
	Life Insurance — 0.2%
14,171,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	14,351,139
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,676,697
		16,027,836
	Lodging — 0.1%
6,397,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	5,582,718
	Media Entertainment — 0.6%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,065,523
5,553,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029(a)	5,010,861
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	1,134,151
12,303,000	Prosus NV, 3.680%, 1/21/2030(a)	10,768,370

Principal Amount (‡)	Description	Value (†)

	Media Entertainment — continued
$13,750,000	Prosus NV, 3.832%, 2/08/2051(a)	$8,635,946
20,770,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	17,787,233
		45,402,084
	Metals & Mining — 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028(a)	1,635,159
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,395,285
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,522,684
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	7,811,317
9,977,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,124,104
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	10,928,489
25,662,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	21,970,521
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,335,556
3,555,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	3,197,430
		65,920,545
	Midstream — 0.5%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	505,118
1,500,000	Energy Transfer LP, 5.300%, 4/15/2047	1,375,269
125,000	Energy Transfer LP, 5.400%, 10/01/2047	116,473
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,823,040
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,025,815
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,438,439
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	2,489,577
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	1,908,882
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	913,088
12,960,000	Sempra Global, 3.250%, 1/15/2032(a)	10,647,653
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	942,276
		34,185,630
	Mortgage Related — 22.0%
46,118,413	Federal Home Loan Mortgage Corp., 1.500%, with various maturities from 2050 to 2051(d)	34,912,070
111,424,626	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2052(d)	90,527,487
41,185,101	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2051(d)	35,017,547
53,314,408	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2042 to 2052(d)	47,448,205
15,438,081	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2043 to 2052(d)	14,309,518
58,701,922	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2044 to 2052(d)	55,548,230
24,523,637	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2041 to 2052(d)	23,826,922
11,714,516	Federal Home Loan Mortgage Corp., 5.000%, with various maturities in 2048(d)	11,778,401
29,188,832	Federal Home Loan Mortgage Corp., 5.500%, with various maturities in 2053(d)	29,519,237
31,551,627	Federal Home Loan Mortgage Corp., 6.000%, with various maturities from 2035 to 2053(d)	32,531,447
35,976,850	Federal Home Loan Mortgage Corp., 6.500%, with various maturities in 2053(d)	37,068,617
1,074,951	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	1,118,550
252,145,060	Federal National Mortgage Association, 2.000%, with various maturities from 2037 to 2052(d)	210,396,751
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$678,220,174	Federal National Mortgage Association, 2.500%, with various maturities from 2045 to 2062(d)	$564,030,741
69,261,693	Federal National Mortgage Association, 3.000%, with various maturities from 2045 to 2052(d)	61,765,773
113,316,426	Federal National Mortgage Association, 3.500%, with various maturities from 2043 to 2052(d)	103,939,098
36,670,906	Federal National Mortgage Association, 4.000%, with various maturities from 2041 to 2052(d)	34,913,240
17,385,269	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2053(d)	16,996,195
11,952,155	Federal National Mortgage Association, 5.000%, with various maturities from 2048 to 2053(d)	11,969,589
8,280,682	Federal National Mortgage Association, 5.500%, with various maturities from 2050 to 2053(d)	8,422,191
55,604,782	Federal National Mortgage Association, 6.000%, with various maturities from 2034 to 2053(d)	57,195,058
22,172,918	Federal National Mortgage Association, 6.500%, with various maturities from 2029 to 2053(d)	22,915,295
4,252,427	Federal National Mortgage Association, 7.000%, with various maturities from 2030 to 2053(d)	4,434,467
7,762	Federal National Mortgage Association, 7.500%, with various maturities from 2024 to 2032(d)	7,923
4,543	Government National Mortgage Association, 3.659%, 7/20/2063(b)	4,422
1,147	Government National Mortgage Association, 3.890%, 12/20/2062(b)	1,103
5,124,104	Government National Mortgage Association, 4.388%, 12/20/2066(b)	5,012,247
17,554	Government National Mortgage Association, 4.390%, 11/20/2062(b)	16,825
1,918,992	Government National Mortgage Association, 4.391%, with various maturities from 2064 to 2066(b)(d)	1,883,516
3,470,483	Government National Mortgage Association, 4.394%, with various maturities in 2066(b)(d)	3,402,263
2,327	Government National Mortgage Association, 4.422%, 5/20/2063(b)	2,281
2,146,728	Government National Mortgage Association, 4.432%, 11/20/2066(b)	2,105,228
196,343	Government National Mortgage Association, 4.484%, 1/20/2064(b)	193,857
3,576,656	Government National Mortgage Association, 4.496%, with various maturities from 2064 to 2066(b)(d)	3,518,970
2,261,376	Government National Mortgage Association, 4.497%, 6/20/2066(b)	2,219,637
370,139	Government National Mortgage Association, 4.519%, 12/20/2063(b)	362,948
2,803,505	Government National Mortgage Association, 4.544%, 10/20/2064(b)	2,763,235
2,110,537	Government National Mortgage Association, 4.574%, 2/20/2065(b)	2,080,861

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,052,183	Government National Mortgage Association, 4.587%, 6/20/2066(b)	$1,033,436
2,452,457	Government National Mortgage Association, 4.594%, 2/20/2065(b)	2,411,517
1,015,612	Government National Mortgage Association, 4.599%, 3/20/2065(b)	1,001,231
750,319	Government National Mortgage Association, 4.600%, 1/20/2065(b)	740,159
1,068,507	Government National Mortgage Association, 4.609%, 4/20/2066(b)	1,051,159
2,170,480	Government National Mortgage Association, 4.610%, 3/20/2066(b)	2,132,532
1,517,588	Government National Mortgage Association, 4.624%, 12/20/2064(b)	1,497,302
940,092	Government National Mortgage Association, 4.637%, 6/20/2064(b)	926,177
2,711	Government National Mortgage Association, 4.657%, 5/20/2063(b)	2,669
4,419,774	Government National Mortgage Association, 4.659%, 12/20/2066(b)	4,347,185
3,507	Government National Mortgage Association, 4.677%, 8/20/2061(b)	3,459
2,081,633	Government National Mortgage Association, 4.692%, 1/20/2065(b)	2,053,400
1,151,975	Government National Mortgage Association, 4.700%, with various maturities from 2062 to 2066(b)(d)	1,133,306
981,522	Government National Mortgage Association, 4.746%, 1/20/2064(b)	969,516
71,378	Government National Mortgage Association, 5.500%, 4/15/2038	72,387
11,932	Government National Mortgage Association, 6.000%, with various maturities from 2029 to 2038(d)	12,179
14,563	Government National Mortgage Association, 6.500%, with various maturities from 2029 to 2032(d)	15,009
8,680	Government National Mortgage Association, 7.000%, 9/15/2025	8,666
1,340	Government National Mortgage Association, 7.500%, with various maturities from 2025 to 2030(d)	1,350
		1,553,572,584
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,418,286
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 6.351%, 10/15/2038(a)(b)	20,507,292
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,452,942
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	2,958,869
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,291,438
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,451,031
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.887%, 12/15/2038, 144A(a)(b)	6,786,868
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	$12,529,152
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,200,629
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,653,964
717,396	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.792%, 7/10/2046(a)(b)	661,052
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,816,176
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	9,856,736
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,277,564
7,556,197	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.557%, 7/15/2038(a)(b)	7,485,111
1,386,158	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.727%, 7/15/2038(a)(b)	1,361,785
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.153%, 8/10/2044(a)(b)	3,937,100
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	2,159,336
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,757,177
8,330,022	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.427%, 11/15/2038, 144A(a)(b)	8,167,948
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.979%, 6/15/2044(a)(b)	3,965,760
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	4,911,734
		133,189,664
	Other REITs — 0.0%
3,790,000	EPR Properties, 3.600%, 11/15/2031	3,143,302
	Paper — 0.2%
11,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	11,292,852
	Pharmaceuticals — 0.4%
12,370,000	Amgen, Inc., 5.750%, 3/02/2063	12,977,913
10,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	9,521,951
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,655,321
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,338,602
		31,493,787
	Property & Casualty Insurance — 0.1%
5,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,215,467
	Refining — 0.3%
1,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	704,084
19,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	17,062,846
		17,766,930

Principal Amount (‡)	Description	Value (†)

	Retailers — 0.4%
$3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	$1,936,016
12,355,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	8,809,596
8,985,000	Falabella SA, 3.375%, 1/15/2032(a)	6,671,387
6,632,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	6,028,652
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,924,317
		27,369,968
	Sovereigns — 0.2%
4,185,000	Panama Government International Bonds, 6.853%, 3/28/2054	3,910,525
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,547,007
		17,457,532
	Technology — 1.6%
3,175,000	Baidu, Inc., 2.375%, 10/09/2030	2,677,668
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,394,856
5,890,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	4,835,595
11,954,000	Corning, Inc., 5.450%, 11/15/2079	11,537,706
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,035,070
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,826,151
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,460,616
12,714,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	11,512,749
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,732,706
2,250,000	Jabil, Inc., 5.450%, 2/01/2029	2,298,854
6,151,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025(a)	5,977,574
14,161,000	Oracle Corp., 4.100%, 3/25/2061	10,789,125
4,505,000	Qorvo, Inc., 1.750%, 12/15/2024	4,322,337
3,513,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	3,196,897
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,147
4,204,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	3,702,591
13,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	8,559,565
13,307,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,208,244
		114,105,451
	Tobacco — 0.4%
26,019,000	BAT Capital Corp., 2.789%, 9/06/2024	25,488,317
	Treasuries — 30.8%
6,545,647(e )	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	35,602,291
12,930,849(e )	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	74,713,518
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	107,655,085
241,735,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	174,851,835
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	55,235,452
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	41,169,356
86,885,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	77,473,590
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	31,299,914
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	15,121,519
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	68,817,373
11,390,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	11,512,798
26,345,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	29,543,448
15,485,000	U.S. Treasury Notes, 2.750%, 7/31/2027	14,864,390
45,850,000	U.S. Treasury Notes, 2.750%, 8/15/2032	41,988,570
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,051,737
169,330,000	U.S. Treasury Notes, 3.125%, 8/31/2029	162,629,559
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	153,660,364
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	40,810,631
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,389,820
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	21,159,199
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	$123,868,022
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,413,866
12,305,000	U.S. Treasury Notes, 3.625%, 3/31/2030	12,114,176
92,460,000	U.S. Treasury Notes, 3.750%, 12/31/2028	92,033,817
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,622,162
14,275,000	U.S. Treasury Notes, 3.875%, 11/30/2027	14,244,889
33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	33,220,408
135,890,000	U.S. Treasury Notes, 3.875%, 9/30/2029	135,613,974
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,711,104
60,010,000	U.S. Treasury Notes, 3.875%, 12/31/2029	59,904,514
79,110,000	U.S. Treasury Notes, 3.875%, 8/15/2033	79,011,113
10,050,000	U.S. Treasury Notes, 4.125%, 9/30/2027	10,113,598
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,371,064
200,520,000	U.S. Treasury Notes, 4.125%, 11/15/2032	203,825,448
20,535,000	U.S. Treasury Notes, 4.500%, 11/15/2033	21,558,541
740,000	U.S. Treasury Notes, 4.875%, 10/31/2028	772,433
4,273,057,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	101,486,745
213,447,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	5,258,523
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,293,507
435,135,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	11,310,614
		2,176,298,967
	Wireless — 0.8%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,321,296
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	795,807
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,681,314
12,299,000	Kenbourne Invest SA, 4.700%, 1/22/2028(a)	6,578,981
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,532,864
14,210,000	SBA Communications Corp., 3.125%, 2/01/2029	12,767,638
16,530,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,324,302
		60,002,202
	Wirelines — 0.4%
2,273,000	AT&T, Inc., 1.700%, 3/25/2026	2,126,571
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,773,726
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	2,088,629
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,402,965
11,891,000	AT&T, Inc., 3.650%, 9/15/2059	8,522,187
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,604,059
		25,518,137
	Total Non-Convertible Bonds (Identified Cost $6,641,419,306)	6,186,250,309

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	8,437,989
	Total Bonds and Notes (Identified Cost $6,654,204,306)	6,194,688,298

Collateralized Loan Obligations — 3.0%
2,390,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 9.176%, 10/15/2034(a)(b)	2,317,245

Principal Amount (‡)	Description	Value (†)

$2,135,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class B, 3 mo. USD SOFR + 2.750%, 8.117%, 1/15/2034(a)(b)	$2,132,141
1,000,000	37 Capital CLO II Ltd., Series 2022-1A, Class C1, 3 mo. USD SOFR + 3.350%, 8.744%, 7/15/2034(a)(b)	1,002,820
1,000,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class B, 3 mo. USD SOFR + 1.612%, 7.027%, 4/20/2034(a)(b)	984,691
1,575,000	Allegro CLO XII Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.374%, 1/21/2032(a)(b)	1,562,824
4,275,000	AMMC CLO 26 Ltd., Series 2023-26A, Class D, 3 mo. USD SOFR + 5.750%, 11.144%, 4/15/2036(a)(b)	4,339,394
400,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD SOFR + 1.762%, 7.156%, 10/15/2030(a)(b)	395,156
745,000	Atrium IX, Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.148%, 5/28/2030(a)(b)	742,673
966,162	Atrium XIII, Series 13A, Class A1, 3 mo. USD SOFR + 1.442%, 6.854%, 11/21/2030(a)(b)	966,193
1,405,000	Atrium XIII, Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 7.174%, 11/21/2030(a)(b)	1,400,584
1,650,000	Atrium XV, Series 15A, Class B, 3 mo. USD SOFR + 2.012%, 7.424%, 1/23/2031(a)(b)	1,649,391
2,000,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.674%, 1/23/2031(a)(b)	1,965,734
1,165,000	Bain Capital Credit CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD SOFR + 2.412%, 7.808%, 4/19/2034(a)(b)	1,164,927
845,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.357%, 4/18/2033(a)(b)	844,310
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.512%, 8.924%, 1/22/2035(a)(b)	1,749,843
565,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.250%, 7.644%, 4/16/2036(a)(b)	560,799
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 10.294%, 4/16/2036(a)(b)	2,264,962
4,165,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.877%, 7/20/2034(a)(b)	4,158,409
3,420,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.550%, 7.966%, 4/20/2035(a)(b)	3,420,366
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 7.206%, 7/15/2032(a)(b)	1,382,784
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 7.657%, 7/18/2030(a)(b)	1,061,509
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 6.830%, 1/25/2035(a)(b)	4,993,535
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 8.906%, 4/15/2034(a)(b)	383,935
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 7.252%, 4/30/2031(a)(b)	1,668,461
Principal Amount (‡)	Description	Value (†)

$1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 7.390%, 7/25/2034(a)(b)	$1,861,285
2,400,000	Buttermilk Park CLO Ltd., Series 2018-1A, Class C, 3 mo. USD SOFR + 2.362%, 7.756%, 10/15/2031(a)(b)	2,392,577
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.356%, 7/15/2031(a)(b)	498,712
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2RR, 3 mo. USD SOFR + 1.912%, 7.327%, 1/20/2032(a)(b)	539,997
3,975,000	CarVal CLO II Ltd., Series 2019-1A, Class DR, 3 mo. USD SOFR + 3.462%, 8.877%, 4/20/2032(a)(b)	3,975,028
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.627%, 7/20/2032(a)(b)	3,446,705
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 7.314%, 7/17/2034(a)(b)	522,453
1,255,000	CIFC Funding Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.374%, 4/23/2029(a)(b)	1,254,985
325,000	CIFC Funding Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.662%, 7.057%, 4/18/2031(a)(b)	322,570
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.306%, 7/15/2036(a)(b)	2,924,645
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.777%, 10/20/2034(a)(b)	4,500,103
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 8.674%, 1/23/2035(a)(b)	7,045,531
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.382%, 6.797%, 4/20/2032(a)(b)	4,202,043
725,000	Clover CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 7.245%, 4/18/2035(a)(b)	720,578
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 6.847%, 7/20/2034(a)(b)	7,630,359
5,450,000	Dryden 78 CLO Ltd., Series 2020-78A, Class A, 3 mo. USD SOFR + 1.442%, 6.844%, 4/17/2033(a)(b)	5,434,517
4,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3 mo. USD SOFR + 1.422%, 6.837%, 10/20/2034(a)(b)	4,519,855
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD SOFR + 1.502%, 6.896%, 4/15/2033(a)(b)	2,700,346
1,750,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3 mo. USD SOFR + 3.912%, 9.306%, 10/15/2034(a)(b)	1,709,374
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 3 mo. USD SOFR + 1.462%, 6.877%, 10/20/2034(a)(b)	499,990
2,945,000	Generate CLO Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 7.149%, 1/20/2037(a)(b)	2,942,809
1,875,000	GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class BR, 3 mo. USD SOFR + 1.662%, 7.077%, 11/20/2030(a)(b)	1,870,313

Principal Amount (‡)	Description	Value (†)

$1,000,000	GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class C, 3 mo. USD SOFR + 2.062%, 7.477%, 11/28/2030(a)(b)	$993,460
1,875,000	GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, 3 mo. USD SOFR + 1.612%, 7.007%, 1/18/2031(a)(b)	1,863,756
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.890%, 7.270%, 4/26/2031(a)(b)	1,505,961
1,750,000	HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 3 mo. USD SOFR + 1.712%, 7.102%, 11/30/2032(a)(b)	1,750,686
2,575,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 3 mo. USD SOFR + 2.062%, 7.452%, 4/28/2031(a)(b)	2,579,373
5,000,000	Invesco U.S. CLO Ltd., Series 2023-2A, Class D, 3 mo. USD SOFR + 4.950%, 10.362%, 4/21/2036(a)(b)	5,049,070
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 7.277%, 7/20/2031(a)(b)	1,602,163
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 7.039%, 1/17/2030(a)(b)	1,182,489
680,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, 3 mo. USD SOFR + 1.862%, 7.256%, 1/15/2033(a)(b)	676,213
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 7.577%, 4/20/2032(a)(b)	470,809
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 7.314%, 7/17/2034(a)(b)	832,503
1,084,643	Magnetite XVIII Ltd., Series 2016-18A, Class AR2, 3 mo. USD SOFR + 1.142%, 6.521%, 11/15/2028(a)(b)	1,083,844
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3 mo. USD SOFR + 1.612%, 7.027%, 4/20/2034(a)(b)	1,230,461
465,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 3 mo. USD SOFR + 1.462%, 6.852%, 4/28/2034(a)(b)	463,384
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.152%, 1/28/2030(a)(b)	1,341,967
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 7.552%, 1/28/2030(a)(b)	644,398
3,410,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 7.056%, 4/16/2033(a)(b)	3,373,441
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 8.477%, 10/20/2034(a)(b)	2,687,759
1,750,000	Octagon Investment Partners 31 Ltd., Series 2017-1A, Class B1R, 3 mo. USD SOFR + 1.762%, 7.177%, 7/20/2030(a)(b)	1,735,787
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.312%, 7.706%, 7/15/2029(a)(b)	4,357,072
4,000,000	OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 3 mo. USD SOFR + 1.392%, 6.787%, 1/18/2036(a)(b)	3,999,844
1,000,000	OHA Credit Funding 16 Ltd., Series 2023-16A, Class B, 3 mo. USD SOFR + 2.250%, 7.606%, 10/20/2036(a)(b)	999,889
Principal Amount (‡)	Description	Value (†)

$8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.157%, 1/18/2034(a)(b)	$8,832,172
1,280,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class BR, 3 mo. USD SOFR + 1.912%, 7.327%, 1/20/2032(a)(b)	1,279,060
470,000	OZLM Funding IV Ltd., Series 2013-4A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.374%, 10/22/2030(a)(b)	469,309
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 7.627%, 7/20/2030(a)(b)	259,123
250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.339%, 11/14/2034(a)(b)	249,979
2,120,000	Palmer Square Loan Funding Ltd., Series 2020-4A, Class C, 3 mo. USD SOFR + 3.862%, 9.241%, 11/25/2028(a)(b)	2,117,450
1,250,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.477%, 4/20/2029(a)(b)	1,249,395
3,500,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 3 mo. USD SOFR + 1.662%, 7.077%, 7/20/2029(a)(b)	3,491,236
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 7.056%, 10/15/2029(a)(b)	1,487,856
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 7.294%, 10/15/2030(a)(b)	997,325
1,585,000	Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, 3 mo. USD SOFR + 2.300%, 7.699%, 7/24/2031(a)(b)	1,585,282
1,450,000	Post CLO Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.856%, 10/15/2034(a)(b)	1,449,975
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.012%, 7.406%, 10/15/2034(a)(b)	5,655,156
1,245,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.316%, 4/20/2035(a)(b)	1,235,092
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 7.357%, 10/18/2034(a)(b)	3,706,593
1,460,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 7.077%, 4/20/2034(a)(b)	1,441,222
750,000	Regatta IX Funding Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.464%, 4/17/2030(a)(b)	748,375
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.907%, 1/18/2034(a)(b)	3,159,036
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 7.327%, 4/20/2034(a)(b)	1,478,068
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 7.174%, 4/15/2038(a)(b)	2,752,263
3,000,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.824%, 4/17/2034(a)(b)	2,999,901
1,000,000	Signal Peak CLO Ltd., Series 2022-12A, Class B1, 3 mo. USD SOFR + 2.600%, 7.995%, 7/18/2034(a)(b)	1,000,415
1,000,000	Silver Creek CLO Ltd., Series 2014-1A, Class DR, 3 mo. USD SOFR + 3.612%, 9.027%, 7/20/2030(a)(b)	1,002,381

Principal Amount (‡)	Description	Value (†)

$2,085,000	THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, 3 mo. USD SOFR + 1.712%, 7.079%, 11/20/2030(a)(b)	$2,076,560
3,500,000	TICP CLO V Ltd., Series 2016-5A, Class CR, 3 mo. USD SOFR + 2.462%, 7.864%, 7/17/2031(a)(b)	3,493,819
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 7.306%, 7/15/2034(a)(b)	1,868,818
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 6.844%, 7/21/2034(a)(b)	4,997,510
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3 mo. USD SOFR + 1.442%, 6.857%, 7/20/2034(a)(b)	995,736
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3 mo. USD SOFR + 1.432%, 6.847%, 1/20/2035(a)(b)	497,264
1,000,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.756%, 4/15/2032(a)(b)	999,017
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 8.494%, 10/20/2036(a)(b)	2,276,876
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3 mo. USD SOFR + 1.412%, 6.827%, 7/20/2033(a)(b)	248,578
	Total Collateralized Loan Obligations (Identified Cost $208,865,171)	211,152,632

Short-Term Investments — 10.7%
67,130,285	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $67,148,932 on 1/02/2024 collateralized by $76,560,400 U.S. Treasury Note, 0.500% due 4/30/2027 valued at $68,472,952 including accrued interest(f)	67,130,285
Principal Amount (‡)	Description	Value (†)

$12,860,000	Federal Home Loan Bank Discount Notes, 5.209%1/04/2024(g)	$12,848,833
83,645,000	Federal Home Loan Bank Discount Notes, 5.210%1/08/2024(g)	83,523,947
115,505,000	Federal National Mortgage Association Discount Notes, 5.220%1/02/2024(g)	115,438,136
61,130,000	U.S. Treasury Bills, 5.190%, 1/09/2024(g)	61,067,666
114,655,000	U.S. Treasury Bills, 5.193%–5.223%, 4/16/2024(g)(h)	112,913,279
65,895,000	U.S. Treasury Bills, 5.210%–5.295%, 3/07/2024(g)(h)	65,275,576
16,740,000	U.S. Treasury Bills, 5.211%, 1/02/2024(g)	16,740,000
17,645,000	U.S. Treasury Bills, 5.220%, 1/23/2024(g)	17,590,773
59,405,000	U.S. Treasury Bills, 5.240%, 1/16/2024(g)	59,283,542
116,000,000	U.S. Treasury Bills, 5.250%, 2/08/2024(g)	115,371,773
30,890,000	U.S. Treasury Bills, 5.251%, 2/01/2024(g)(i)	30,754,257
	Total Short-Term Investments (Identified Cost $757,990,909)	757,938,067
	Total Investments — 101.3% (Identified Cost $7,621,060,386)	7,163,778,997
	Other assets less liabilities — (1.3)%	(89,033,784)
	Net Assets — 100.0%	$7,074,745,213

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of Rule 144A holdings amounted to
$1,514,171,371 or 21.4% of net assets.

(b)
Variable rate security. Rate as of December 31, 2023 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

MXN	Mexican Peso
UYU	Uruguayan Peso
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/19/2024	2,916	$319,626,740	$329,189,062	$9,562,322
CBOT 2 Year U.S. Treasury Notes Futures	3/28/2024	585	119,402,887	120,459,726	1,056,839
CBOT 5 Year U.S. Treasury Notes Futures	3/28/2024	4,093	436,839,559	445,209,682	8,370,123
CME Ultra Long Term U.S. Treasury Bond Futures	3/19/2024	390	47,811,877	52,101,563	4,289,686
Ultra 10-Year U.S. Treasury Notes Futures	3/19/2024	1,794	204,313,316	211,720,031	7,406,715
Total					$30,685,685
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$77,539,840	$95,232	$77,635,072
All Other Non-Convertible Bonds(a)	—	6,108,615,237	—	6,108,615,237
Total Non-Convertible Bonds	—	6,186,155,077	95,232	6,186,250,309
Municipals(a)	—	8,437,989	—	8,437,989
Total Bonds and Notes	—	6,194,593,066	95,232	6,194,688,298
Collateralized Loan Obligations	—	211,152,632	—	211,152,632
Short-Term Investments	—	757,938,067	—	757,938,067
Total Investments	—	7,163,683,765	95,232	7,163,778,997
Futures Contracts (unrealized appreciation)	30,685,685	—	—	30,685,685
Total	$30,685,685	$7,163,683,765	$95,232	$7,194,464,682

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or December 31, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2023
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$96,178	$—	$—	$(1,299)	$617	$(264)	$—	$—	$95,232	$(1,320)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2023, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2023:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$30,685,685
Counterparty risk is managed based on policies and procedures established by the Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund's aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2023 (Unaudited)
Treasuries	30.8%
Mortgage Related	22.0
Banking	7.1
ABS Car Loan	2.3
Automotive	2.0
Other Investments, less than 2% each	23.4
Collateralized Loan Obligations	3.0
Short-Term Investments	10.7
Total Investments	101.3
Other assets less liabilities (including futures contracts)	(1.3)
Net Assets	100.0%

Currency Exposure Summary at December 31, 2023 (Unaudited)
United States Dollar	98.0%
Other, less than 2% each	3.3
Total Investments	101.3
Other assets less liabilities (including futures contracts)	(1.3)
Net Assets	100.0%